Document and Entity Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Mar. 15, 2017	Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	Carolina Trust BancShares, Inc.
Entity Central Index Key	0001676667
Document Type	10-K
Trading Symbol	CART
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 25,683,674
Entity Common Stock, Shares Outstanding		4,654,880
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016